Fair Value Measurements (Details) - Schedule of key inputs used in the black scholes option pricing model - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2021
Schedule of key inputs used in the black scholes option pricing model [Abstract]
Risk-free interest rate	1.10%	1.20%	1.20%
Expected term (years)	5 years 3 months 14 days	5 years 6 months 29 days	5 years 6 months 29 days
Expected volatility	15.40%	10.00%	10.00%
Stock Price (in Dollars per share)	$ 9.88	$ 9.7	$ 9.7
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Dividend yield	0.00%	0.00%	0.00%